Equity (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Warrants Exercisable		400,000
Weighted Average Exercise Price		$ 8.75
Average Remaining Contractual Life		3 years 2 months 16 days
2018 Series A [Member]
Warrants Exercisable	400,000
Weighted Average Exercise Price	$ 8.75
Average Remaining Contractual Life	2 years 11 months 12 days
2020 Warrants [Member]
Warrants Exercisable	720,000
Weighted Average Exercise Price	$ 1.83
Average Remaining Contractual Life	5 years 5 months 16 days